Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 21, 2021	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Withdrew of interest earned on trust account		$ 1,497,221	$ 1,560,885
Withdrawn during the period		40,250	490,865
Number of units issued in transaction	40,000,000
Federal depository insurance coverage		$ 250,000	$ 250,000
Common Stock [Member] | Underwriters [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of units issued in transaction		1,750,000	1,750,000
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of units issued in transaction		1,750,000	1,750,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of units issued in transaction		1,150,000	1,150,000
Private Placement [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of units issued in transaction		21,275,000	21,275,000